LONG-TERM DEBT (Details Textual) CAD in Millions, $ in Millions		12 Months Ended
	Jan. 07, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Jan. 07, 2015 CAD	Jan. 07, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 USD ($)
Line of Credit Facility, Maximum Borrowing Capacity						CAD 175.0
Secured Debt				CAD 373.2				CAD 291.6
Landlord Waiver Reserve In Respect Of Rent				2.8
Canadian Pension Plan Past Due				1.4
Reserve For Credit Insurance Deductibles				3.5
Reserve For Employee Source Deductions				1.5
Borrowing under the ABL Facility				85.5			$ 225.0
Line Of Credit Facility Outstanding Drawings				117.1
Letter of Credit Facility, Amount Outstanding				117.1				29.4
Long-term debt				494.6				326.1		CAD 301.8
Foreign Currency Exposure Value				2.4
Capital Lease Obligations, Noncurrent				0.5
Notes Payable, Total | $					$ 88.1				$ 130.6
Interest Expense, Related Party | $		$ 9.7	$ 11.8
Abl Facility [Member]
Letter of Credit Facility, Amount Outstanding				22.4
Abl Facility [Member] | Biron Paper Mill And Rumford Pulp And Paper Mill [Member]
Line of Credit Facility, Maximum Borrowing Capacity				175.0		CAD 225.0
Term Loan [Member]
Debt Instrument, Interest Rate Terms			The Term Loan bears interest, payable monthly at the Canadian Prime Rate plus 3%.
Fixed Charge Coverage Ratio Of Floating Rate Notes			2.0:1.0
Senior Secured Notes Due October 2017 [Member]
Secured Debt				CAD 356.7	$ 260.5			CAD 273.1			$ 235.5
Debt Instrument, Interest Rate, Effective Percentage				11.00%	11.00%
Long-term debt				CAD 107.1						CAD 75.8
Senior Secured Notes Due October 2017 [Member] | Biron Paper Mill And Rumford Pulp And Paper Mill [Member]
Proceeds from Issuance of Debt | $	$ 25.0
Debt Instrument, Discount Percentage						20.00%	20.00%
Proceeds from Notes Payable | $	$ 20.0